Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Cash and cash equivalents	$ 4,068,000	$ 9,675,200	$ 627,500	$ 7,559,700	$ 1,602,500
Investment securities	7,768,600	3,744,600		331,800
Total	11,836,600	13,419,800		7,891,500
Liabilities:
Contingent consideration	117,500	160,000		358,000
Level 1
ASSETS
Cash and cash equivalents	4,068,000	9,675,200		7,559,700
Investment securities	6,796,500	2,920,600		331,800
Total	10,864,500	12,595,800		7,891,500
Liabilities:
Contingent consideration	0	0		0
Level 2
ASSETS
Cash and cash equivalents	0	0		0
Investment securities	972,100	824,000		0
Total	972,100	824,000		0
Liabilities:
Contingent consideration	0	0		0
Level 3
ASSETS
Cash and cash equivalents	0	0		0
Investment securities	0	0		0
Total	0	0
Liabilities:
Contingent consideration	$ 117,500	$ 160,000		$ 358,000